Schedule of Investments (unaudited)
June 30, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	84	$ 74,364
Total Asset-Backed Securities — 0.0% (Cost: $84,431)			74,364
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 10.4%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class A1A2, 3.90%, 08/10/35(a)		945	914,287
1301 Trust, Series 2025-1301, Class A, 5.23%, 08/11/42(a)(b)		975	973,824
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.79%, 09/15/34(a)(b)		3,928	3,923,090
425 Trust
Series 2026-LEX, Class A, (1-mo. CME Term SOFR + 1.67%), 07/15/43(a)(b)(c)		1,489	1,489,000
Series 2026-LEX, Class B, (1-mo. CME Term SOFR + 2.10%), 07/15/43(a)(b)(c)		1,650	1,650,000
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(b)		400	371,636
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 07/15/41(a)(b)		2,220	2,224,162
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 10/15/34(a)(b)		400	401,250
Series 2026-AZURE, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 03/15/38(a)(b)		2,760	2,759,997
Series 2026-AZURE, Class B, (1-mo. CME Term SOFR + 1.60%), 5.23%, 03/15/38(a)(b)		419	418,999
Series 2026-AZURE, Class C, (1-mo. CME Term SOFR + 1.90%), 5.53%, 03/15/38(a)(b)		170	170,212
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 04/15/42(a)(b)		1,070	1,071,989
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)		550	552,408
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 5.98%, 08/15/39(a)(b)		600	602,241
BANK
Series 2017-BNK4, Class AS, 3.78%, 05/15/50		659	647,676
Series 2018-BN11, Class B, 4.48%, 03/15/61(b)		1,769	1,704,315
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,473,414
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.55%, 03/15/37(a)(b)		795	751,275
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	985,045
Series 2025-V18, Class B, 5.95%, 10/15/58		975	980,367
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 11/15/41(a)(b)		560	560,525
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 07/15/39(a)(b)		2,012	2,012,841
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 11/15/42(a)(b)		855	856,870
Series 2025-660F, Class B, (1-mo. CME Term SOFR + 1.80%), 5.43%, 11/15/42(a)(b)		873	876,272
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.18%, 06/15/42(a)(b)	USD	1,537	$ 1,537,000
Series 2025-FPM, Class A, 5.18%, 10/10/40(a)(b)		1,268	1,264,158
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.60%, 03/15/57(b)		555	572,996
BPR Mortgage Trust, Series 2025-ALDR, Class A, 5.67%, 06/05/42(a)		850	863,613
BPR Trust, Series 2025-STAR, Class B, 5.56%, 11/05/42(a)(b)		795	783,771
BRCK Trust, Series 2025-830B, Class A, 4.96%, 12/10/42(a)(b)		793	784,846
BSTN Commercial Mortgage Trust, Series 2025- HUB, Class A, 5.06%, 04/13/41(a)(b)		760	753,178
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		993	1,002,211
BX Commercial Mortgage Trust
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 08/15/41(a)(b)		3,278	3,290,503
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 4.92%, 12/15/39(a)(b)		835	836,202
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/39(a)(b)		2,364	2,367,858
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/39(a)(b)		1,871	1,874,643
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.01%, 08/15/42(a)(b)		1,435	1,438,508
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 11/15/42(a)(b)		1,226	1,229,278
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 04/15/40(a)(b)		1,559	1,560,399
Series 2026-LP3, Class A, (1-mo. CME Term SOFR + 1.38%), 5.01%, 04/15/43(a)(b)		1,590	1,594,899
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 03/15/45(a)(b)		2,337	2,335,539
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,407,192
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 1.16%), 4.79%, 02/15/36(a)(b)		65	64,850
Series 2025-LIFE, Class A, 6.08%, 06/13/47(a)(b)		2,000	1,988,943
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 06/15/40(a)(b)		1,984	1,988,284
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 10/15/42(a)(b)		1,015	1,015,634
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 06/15/35(a)(b)		1,618	1,622,093
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 03/15/42(a)(b)		2,420	2,416,975
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 12/15/44(a)(b)		2,923	2,925,740
Series 2026-CLS, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 05/15/43(a)(b)		738	738,692
Series 2026-PNDA, Class A, (1-mo. CME Term SOFR + 1.30%), 4.93%, 05/15/43(a)(b)		1,545	1,548,380
CEDR Commercial Mortgage Trust, Series 2022- SNAI, Class A, (1-mo. CME Term SOFR + 0.99%), 4.61%, 02/15/39(a)(b)		2,270	2,256,333
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,173,247

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CHI Commercial Mortgage Trust, Series 2025- 110W, Class A, 5.10%, 12/13/40(a)(b)	USD	1,430	$ 1,420,098
CIP Commercial Mortgage Trust, Series 2025- SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 10/15/37(a)(b)		1,367	1,370,417
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.02%, 06/12/40(a)(b)		1,370	1,389,846
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.47%, 06/15/41(a)(b)		1,454	1,453,546
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.27%, 08/15/41(a)(b)		930	926,222
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	781,337
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.71%, 11/10/42(a)(b)		1,100	1,079,208
Series 2026-GATE3, Class A, 4.85%, 02/10/43(a)(b)		1,895	1,879,051
CVLR Trust, Series 2026-R3LX, Class A, (1-mo. CME Term SOFR + 1.55%), 5.15%, 06/15/43(a)(b)		940	940,000
DBC Mortgage Trust, Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 11/15/42(a)(b)		1,785	1,786,673
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.23%, 08/15/37(a)(b)		340	341,063
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-mo. CME Term SOFR + 1.20%), 4.83%, 02/15/43(a)(b)		1,284	1,285,185
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	802,978
GS Mortgage Securities Trust, Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.41%), 5.04%, 06/15/36(a)(b)		730	700,800
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 07/15/40(a)(b)		2,519	2,519,601
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 05/15/41(a)(b)		1,570	1,573,925
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	618,074
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.47%, 07/13/42(a)(b)		2,454	2,466,171
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 03/15/42(a)(b)		2,084	2,084,000
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 11/15/41(a)(b)		640	634,400
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,124,975
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		440	439,959
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 03/15/40(a)(b)		248	248,051
LEX Trust, Series 2026-450, Class B, (1-mo. CME Term SOFR + 1.70%), 5.33%, 03/15/43(a)(b)		1,598	1,602,994
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LQR Trust, Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 01/15/43(a)(b)	USD	1,281	$ 1,279,399
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.32%, 08/15/40(a)(b)		880	884,059
Manhattan West Mortgage Trust, Series 2026- 2MW, Class A, 5.50%, 06/10/48(a)(b)		1,350	1,359,623
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.42%, 12/15/41(a)(b)		1,207	1,208,925
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 5.00%, 12/15/34(a)(b)		640	636,143
MLTI Trust
Series 2026-MLTI, Class A10, (1-mo. CME Term SOFR + 1.40%), 5.02%, 06/15/31(a)(b)		1,520	1,520,000
Series 2026-SF75, Class B, (1-mo. CME Term SOFR + 1.70%), 5.33%, 03/15/36(a)(b)		1,127	1,127,703
Morgan Stanley Capital I Trust
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	720,837
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	941,175
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		563	551,494
National Commercial Mortgage Trust, Series 2026- IND, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 06/15/43(a)(b)		2,101	2,101,924
NCMF Trust, Series 2025-MFS, Class A, 5.05%, 06/10/33(a)(b)		2,179	2,160,765
NJ, Series 2025-WBRK, Class A, 5.87%, 03/05/35(a)(b)		1,485	1,515,809
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 10/15/40(a)(b)		2,396	2,401,990
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 10/15/40(a)(b)		860	862,956
Series 2025-28L, Class A, 4.82%, 11/05/38(a)(b)		589	584,215
Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 4.84%, 02/15/42(a)(b)		1,401	1,400,562
Series 2025-77C, Class A, 4.95%, 01/10/36(a)(b)		2,785	2,757,382
Series 2026-1PARK, Class A, (1-mo. CME Term SOFR + 1.25%), 4.88%, 02/15/43(a)(b)		1,090	1,089,319
PENN Commercial Mortgage Trust, Series 2025- P11, Class A, 5.52%, 08/10/42(a)(b)		406	410,038
PLYM Commercial Mortgage Trust, Series 2026- IND, Class A, (1-mo. CME Term SOFR + 1.25%), 4.88%, 03/15/43(a)(b)		3,735	3,737,327
PRM Trust, Series 2025-PRM6, Class A, 4.63%, 07/05/33(a)(b)		1,748	1,728,799
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/33(a)(b)		2,572	2,548,688
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.07%, 04/15/42(a)(b)		2,128	2,129,875
SHRN Trust, Series 2025-MF18, Class A, (1-mo. CME Term SOFR + 1.20%), 4.83%, 10/15/40(a)(b)		461	460,712
SLG Trust
Series 2026-PAT, Class A, 4.93%, 02/15/39(a)(b)		805	795,306
Series 2026-PAT, Class B, 5.21%, 02/15/39(a)(b)		1,065	1,052,278
UNIV Trust, Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.28%, 11/15/42(a)(b)		2,541	2,533,770

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)	USD	2,417	$ 2,360,490
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		1,090	1,090,864
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		1,309	1,308,073
WHARF Commercial Mortgage Trust, Series 2025- DC, Class A, 5.53%, 07/15/40(a)(b)		1,027	1,037,572
			150,374,306
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 1.04%, 05/15/53(a)(b)		1,513	42,569
BANK
Series 2020-BN29, Class XA, 1.41%, 11/15/53(b)		3,895	176,510
Series 2021-BN33, Class XA, 1.09%, 05/15/64(b)		14,335	506,697
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.51%, 12/17/53(a)(b)		3,617	172,412
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.96%, 06/15/56(b)		8,451	323,532
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.58%, 10/15/52(b)		9,384	351,591
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.86%, 05/15/51(b)		7,359	75,673
Series 2020-C58, Class XA, 1.90%, 07/15/53(b)		4,258	248,525
			1,897,509
Total Non-Agency Mortgage-Backed Securities — 10.5% (Cost: $154,041,739)			152,271,815
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 5.6%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41		448	431,934
Series 2017-100, Class ZJ, 3.50%, 12/25/47		3,280	2,945,273
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 2.87%, 05/25/48(b)		1,566	1,309,293
Series 2018-76, Class ZL, 4.00%, 10/25/58		5,042	4,638,909
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,374,937
Series 2024-95, Class FC, (SOFR (30-day) + 1.40%), 5.03%, 12/25/54(b)		127	128,163
Series 2025-18, Class FH, (SOFR (30-day) + 1.40%), 5.03%, 08/25/54(b)		208	210,436
Series 2025-2, Class FG, (SOFR (30-day) + 1.45%), 5.08%, 02/25/55(b)		805	808,745
Series 2025-33, Class DV, 5.50%, 04/25/36		2,104	2,153,789
Series 2025-35, Class FJ, (SOFR (30-day) + 1.60%), 5.23%, 05/25/55(b)		482	490,399
Series 2025-40, Class EV, 5.00%, 06/25/36		665	672,055
Series 2025-42, Class FA, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		289	293,397
Series 2025-42, Class FE, (SOFR (30-day) + 1.55%), 5.18%, 06/25/55(b)		540	549,505
Freddie Mac
Series 4355, Class ZL, 4.00%, 06/15/44		2,520	2,371,587
Series 454, Class DA, 4.00%, 05/25/27		52,480	52,240,011
Series 4758, Class Z, 4.00%, 02/15/48		1,621	1,517,154
Series 5468, Class FM, (SOFR (30-day) + 1.20%), 4.83%, 11/25/54(b)		2,488	2,500,961
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5468, Class MF, (SOFR (30-day) + 1.30%), 4.93%, 11/25/54(b)	USD	1,925	$ 1,939,554
Series 5479, Class FB, (SOFR (30-day) + 1.40%), 5.03%, 12/25/54(b)		224	226,109
Series 5491, Class FA, (SOFR (30-day) + 1.30%), 4.93%, 01/25/55(b)		816	822,513
Series 5515, Class FB, (SOFR (30-day) + 1.40%), 5.03%, 03/25/55(b)		314	317,237
Series 5518, Class FC, (SOFR (30-day) + 1.32%), 4.95%, 03/25/55(b)		941	949,284
Series 5539, Class FC, (SOFR (30-day) + 1.50%), 5.13%, 05/25/55(b)		400	406,037
Series 5543, Class FC, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		304	308,698
Series 5543, Class FG, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		310	314,730
Series 5543, Class FM, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		409	415,429
Series 5544, Class HV, 5.00%, 05/25/36		646	647,216
Series 5570, Class FA, (SOFR (30-day) + 1.40%), 5.03%, 05/25/55(b)		452	456,867
			81,440,222
Commercial Mortgage-Backed Securities — 1.2%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,371,478
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,877,331
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,393,222
			16,642,031
Interest Only Collateralized Mortgage Obligations — 1.3%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		767	88,729
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 2.51%, 09/25/45(b)		1,328	65,576
Series 2020-27, Class IJ, 4.50%, 05/25/50		3,763	698,038
Series 2021-23, Class CI, 3.50%, 07/25/46		1,868	328,104
Series 2021-41, Class IO, 3.50%, 07/25/51		3,563	625,607
Series 2021-88, Class IO, 2.50%, 12/25/51		1,725	223,120
Series 2024-7, Class IA, 3.50%, 11/25/49		4,090	499,373
Series 427, Class C21, 2.00%, 03/25/50		2,678	334,285
Series 435, Class C24, 2.00%, 04/25/52		19,152	2,390,158
Freddie Mac
Series 5052, Class KI, 4.00%, 12/25/50		9,938	2,011,998
Series 5109, Class ID, 2.50%, 05/25/51		1,630	245,735
Series 5112, Class KI, 3.50%, 06/25/51		1,151	210,235
Series 5119, Class IC, 4.00%, 06/25/51		2,654	531,199
Ginnie Mae
Series 2020-151, Class MI, 2.50%, 10/20/50		9,169	1,346,931
Series 2021-104, Class IH, 3.00%, 06/20/51		3,915	649,171
Series 2021-149, Class KI, 3.00%, 08/20/51		7,317	1,206,744
Series 2021-193, Class IA, 3.00%, 11/20/51		11,087	1,863,730
Series 2021-87, Class NI, 3.00%, 05/20/51		6,321	1,035,959
Series 2022-5, Class LI, 3.50%, 01/20/52		9,453	1,733,096
Series 2022-78, Class IO, 3.00%, 08/20/51		6,167	1,068,489
Series 2024-180, Class IE, 6.50%, 11/20/54		838	183,425
Series 2024-6, Class ES, (SOFR (30-day) + 6.05%), 2.44%, 07/20/53(b)		4,119	262,752
Series 2025-174, Class IH, 5.50%, 05/20/54		1,122	178,391
Series 2025-214, Class DI, 5.50%, 12/20/55		3,974	841,628

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2026-12, Class KI, 5.50%, 01/20/56	USD	1,766	$ 356,723
Series 2026-8, Class NI, 6.00%, 01/20/56		2,349	526,588
			19,505,784
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.75%, 04/25/30(b)		1,105	55,860
Series K116, Class X1, 1.51%, 07/25/30(b)		2,015	92,466
Series K119, Class X1, 1.01%, 09/25/30(b)		3,222	103,859
Series K122, Class X1, 0.95%, 11/25/30(b)		4,913	154,812
Ginnie Mae
Series 2016-151, Class IO, 0.88%, 06/16/58(b)		15,839	720,427
Series 2017-61, Class IO, 0.69%, 05/16/59(b)		906	30,466
			1,157,890
Mortgage-Backed Securities — 134.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52		37,237	30,847,906
2.00%, 10/01/31 - 04/01/52		128,195	106,647,077
2.50%, 09/01/27 - 04/01/52		75,119	65,090,431
3.00%, 04/01/28 - 06/01/52		33,116	29,869,959
3.50%, 03/01/29 - 04/01/52		18,964	17,602,936
4.00%, 02/01/31 - 05/01/52		23,018	21,814,154
4.50%, 06/01/40 - 03/01/56		69,581	67,089,457
5.00%, 02/01/35 - 05/01/56(d)		118,252	116,685,994
5.50%, 05/01/34 - 03/01/56		32,113	32,444,094
5.81%, 06/01/31		3,574	3,655,483
6.00%, 02/01/38 - 12/01/55		30,200	31,138,347
6.50%, 07/01/37 - 08/01/53		6,940	7,197,022
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/52		10,573	8,501,828
2.00%, 01/01/36 - 02/01/52		94,857	78,201,538
2.50%, 02/01/30 - 01/01/53		73,305	62,444,592
3.00%, 09/01/27 - 08/01/52		47,731	42,583,807
3.50%, 02/01/31 - 06/01/50		16,512	15,339,713
4.00%, 08/01/40 - 06/01/52		14,122	13,481,921
4.50%, 12/01/39 - 01/01/56		21,325	20,515,159
5.00%, 05/01/28 - 07/01/56		68,316	67,538,298
5.50%, 01/01/28 - 05/01/56		25,429	25,686,840
6.00%, 12/01/36 - 11/01/55		35,821	36,815,732
6.50%, 02/01/53 - 09/01/55		10,889	11,346,412
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/56(e)		120,821	99,023,584
2.50%, 04/20/51 - 07/15/56(e)		51,608	44,112,668
3.00%, 12/20/44 - 07/15/56(e)		35,919	31,920,376
3.50%, 01/15/42 - 07/15/56(e)		32,343	29,508,573
4.00%, 04/20/39 - 07/15/56(e)		27,487	25,752,863
4.50%, 09/20/39 - 07/15/56(e)		59,509	57,380,158
5.00%, 07/15/33 - 07/15/56(e)		75,977	74,981,220
5.50%, 07/15/38 - 07/15/56(e)		72,208	72,583,860
6.00%, 03/20/53 - 07/15/56(e)		35,015	35,752,653
6.50%, 07/15/56(e)		17,366	17,977,251
Uniform Mortgage-Backed Securities
1.50%, 07/01/41(e)		2,664	2,372,494
2.00%, 07/01/41 - 07/01/56(e)		5,243	4,640,783
2.50%, 07/01/41 - 07/01/56(e)		58,151	49,077,966
3.00%, 07/01/41 - 07/01/56(e)		13,314	11,728,876
3.50%, 07/01/41 - 07/01/56(e)		30,162	27,377,203
4.00%, 07/01/41 - 07/01/56(e)		17,396	16,342,213
4.50%, 07/01/41 - 07/01/56(e)		92,868	90,205,858
5.00%, 07/01/56(e)		66,074	64,917,823
5.50%, 07/01/56(e)		218,405	219,102,856
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 07/01/56(e)	USD	43,955	$ 44,932,947
6.50%, 07/01/56(e)		17,558	18,161,421
			1,950,392,346
Principal Only Collateralized Mortgage Obligations — 0.7%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(f)		3,070	2,215,192
Series 2024-16, Class PO, 0.00%, 03/25/51(f)		1,371	970,857
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(f)		6,109	4,280,347
Series 5341, Class AO, 0.00%, 06/25/50(f)		3,348	2,379,979
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(f)		404	322,522
			10,168,897
Total U.S. Government Sponsored Agency Securities — 143.3% (Cost: $2,135,000,911)			2,079,307,170
Total Long-Term Investments — 153.8% (Cost: $2,289,127,081)			2,231,653,349

Shares
Short-Term Securities
Money Market Funds — 0.6%
BNY Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(g)	9,449,340	9,449,340

Par (000)
U.S. Treasury Obligations(h) — 1.6%
U.S. Treasury Bills, 3.57%,07/14/26	USD	23,099	23,069,163
Total Short-Term Securities — 2.2% (Cost: $32,518,643)			32,518,503
Total Investments Before TBA Sale Commitments — 156.0% (Cost: $2,321,645,724)			2,264,171,852
TBA Sale Commitments(e)
Mortgage-Backed Securities — (33.9)%
Ginnie Mae Mortgage-Backed Securities
4.50%, 07/15/56		(27,330)	(26,236,216)
5.00%, 07/15/56		(28,319)	(27,916,935)
5.50%, 07/15/56		(31,116)	(31,268,904)
6.00%, 07/15/56		(14,508)	(14,811,677)
6.50%, 07/15/56		(8,744)	(9,058,262)
Uniform Mortgage-Backed Securities
2.00%, 07/01/56		(20,480)	(16,348,702)
2.50%, 07/01/41		(37)	(34,588)
3.50%, 07/01/56		(4,700)	(4,263,781)
4.50%, 07/01/56		(94,527)	(90,546,527)
5.00%, 07/01/56		(162,553)	(159,708,612)
5.50%, 07/01/56		(45,725)	(45,871,102)

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Mortgage Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 07/01/56	USD	(64,827)	$ (66,166,187)
6.50%, 07/01/56		(60)	(62,062)
Total TBA Sale Commitments — (33.9)% (Proceeds: $(491,057,476))			(492,293,555)
Total Investments Net of TBA Sale Commitments — 122.1% (Cost: $1,830,588,248)			1,771,878,297
Liabilities in Excess of Other Assets — (22.1)%			(320,456,888)
Net Assets — 100.0%			$ 1,451,421,409

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Represents or includes a TBA transaction.
(f)	Zero-coupon bond.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	197	09/30/26	$ 40,608	$ (25,008)
Short Contracts
U.S. Treasury Bonds (30 Year)	225	09/21/26	25,538	(324,992)
U.S. Treasury Notes (10 Year)	223	09/21/26	24,506	(55,512)
U.S. Ultra Treasury Notes (10 Year)	112	09/21/26	12,597	(86,845)
U.S. Treasury Notes (5 Year)	380	09/30/26	40,678	(28,626)
				(495,975)
				$ (520,983)
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,892	$1,160,883	$156,950	$1,003,933
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,087	1,218,926	172,869	1,046,057
							$2,379,809	$329,819	$2,049,990
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,305	$(1,284,075)	$(263,922)	$(1,020,153)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,674	(1,095,734)	(226,959)	(868,775)
								$(2,379,809)	$(490,881)	$(1,888,928)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Mortgage Total Return Series
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 74,364	$ —	$ 74,364
Non-Agency Mortgage-Backed Securities	—	152,271,815	—	152,271,815
U.S. Government Sponsored Agency Securities	—	2,079,307,170	—	2,079,307,170
Short-Term Securities
Money Market Funds	9,449,340	—	—	9,449,340
U.S. Treasury Obligations	—	23,069,163	—	23,069,163
Liabilities
TBA Sale Commitments	—	(492,293,555)	—	(492,293,555)
	$ 9,449,340	$ 1,762,428,957	$ —	$ 1,771,878,297
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 2,049,990	$ —	$ 2,049,990
Liabilities
Credit Contracts	—	(1,888,928)	—	(1,888,928)
Interest Rate Contracts	(520,983)	—	—	(520,983)
	$ (520,983)	$ 161,062	$ —	$ (359,921)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
IO	Interest Only
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced